Offsets	Mar. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Dycom Industries Inc
Form or Filing Type	S-3
File Number	333-274181
Initial Filing Date	Aug. 24, 2023
Fee Offset Claimed	$ 0.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 400,000,000.00
Termination / Withdrawal Statement	The registrants previously registered an indeterminate amount of securities of each identified class for offer and sale from time to time with an aggregate initial offering price not to exceed $400,000,000 pursuant to a Registration Statement on Form S-3 (No. 333-173059), which was filed on March 25, 2011 (as subsequently amended, the "2011 Registration Statement"). In connection with the 2011 Registration Statement, a registration fee in the amount of $46,440 was paid and no securities were sold thereunder. The registration fee was consequently transferred in full to subsequent registration statements of the registrants as follows: to the Registration Statement on Form S-3 (No. 333-198651), filed on September 9, 2014 (the " 2014 Registration Statement"); then to the Registration Statement on Form S-3 (No. 333-220322), filed on September 1, 2017 (the " 2017 Registration Statement"); then to the Registration Statement on Form S-3 (No. 333-248445), filed on August 27, 2020 (the "2020 Registration Statement"); and then to the Registration Statement on Form S-3 (333-274181), filed on August 24, 2023 (the "2023 Registration Statement"), with the offering of the unsold securities registered on the 2011 Registration Statement terminating upon the effectiveness of the 2014 Registration Statement, the offering of the unsold securities registered on the 2014 Registration Statement terminating upon the effectiveness of the 2017 Registration Statement, the offering of the unsold securities registered on the 2017 Registration Statement terminating upon the effectiveness of the 2020 Registration Statement and the offering of the unsold securities registered on the 2020 Registration Statement terminating upon the effectiveness of the 2023 Registration Statement. As of the date of this registration statement, no securities have been sold under the 2023 Registration Statement and the registrants therefore have not used any of the registration fee paid in connection with the 2011 Registration Statement. The offering of the unsold securities registered on the 2023 Registration Statement terminates upon the effectiveness of this registration statement. In accordance with Rule 457(p) under the Securities Act, that full unused amount of the registration fee paid in connection with the 2011 Registration Statement shall be applied to off-set any registration fees due from time to time for this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Dycom Industries Inc
Form or Filing Type	S-3
File Number	333-173059
Filing Date	Mar. 25, 2011
Fee Paid with Fee Offset Source	$ 46,440.00
Offset Note	See Note 1.